Stock-based compensation (Options Range of exercise prices) (Details 7) CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD CAD / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Entity's closing stock price at end of period	CAD 90.36
Options Outstanding [Abstract]
Number of options outstanding | shares	5.3
Weighted-average years to expiration of options outstanding	6 years 6 months
Weighted average exercise price of options outstanding	CAD 61.07
Aggregate intrinsic value of options outstanding | CAD	CAD 156
Options Exercisable [Abstract]
Number of exercisable options | shares	2.9
Weighted average exercise price of exercisable options	CAD 49.91
Aggregate intrinsic value of exercisable options | CAD	CAD 117
Weighted-average years to expiration of exercisable options (years)	5 years
Range of Exercise Prices 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 20.95
Maximum price of options outstanding, end of the period	CAD 32.28
Options Outstanding [Abstract]
Number of options outstanding | shares	0.5
Weighted-average years to expiration of options outstanding	2 years 1 month
Weighted average exercise price of options outstanding	CAD 24.54
Aggregate intrinsic value of options outstanding | CAD	CAD 30
Options Exercisable [Abstract]
Number of exercisable options | shares	0.5
Weighted average exercise price of exercisable options	CAD 24.54
Aggregate intrinsic value of exercisable options | CAD	CAD 30
Range of Exercise Prices 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 32.29
Maximum price of options outstanding, end of the period	CAD 49.84
Options Outstanding [Abstract]
Number of options outstanding | shares	1.1
Weighted-average years to expiration of options outstanding	4 years 8 months
Weighted average exercise price of options outstanding	CAD 42.73
Aggregate intrinsic value of options outstanding | CAD	CAD 51
Options Exercisable [Abstract]
Number of exercisable options | shares	1.0
Weighted average exercise price of exercisable options	CAD 42.34
Aggregate intrinsic value of exercisable options | CAD	CAD 48
Range of Exercise Prices 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 49.85
Maximum price of options outstanding, end of the period	CAD 67.12
Options Outstanding [Abstract]
Number of options outstanding | shares	1.3
Weighted-average years to expiration of options outstanding	5 years 11 months
Weighted average exercise price of options outstanding	CAD 57.56
Aggregate intrinsic value of options outstanding | CAD	CAD 43
Options Exercisable [Abstract]
Number of exercisable options | shares	1.0
Weighted average exercise price of exercisable options	CAD 56.54
Aggregate intrinsic value of exercisable options | CAD	CAD 34
Range of Exercise Prices 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 67.13
Maximum price of options outstanding, end of the period	CAD 74
Options Outstanding [Abstract]
Number of options outstanding | shares	1.1
Weighted-average years to expiration of options outstanding	8 years 2 months
Weighted average exercise price of options outstanding	CAD 70.93
Aggregate intrinsic value of options outstanding | CAD	CAD 23
Options Exercisable [Abstract]
Number of exercisable options | shares	0.2
Weighted average exercise price of exercisable options	CAD 71.08
Aggregate intrinsic value of exercisable options | CAD	CAD 4
Range of Exercise Prices 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 74.01
Maximum price of options outstanding, end of the period	CAD 92.77
Options Outstanding [Abstract]
Number of options outstanding | shares	1.3
Weighted-average years to expiration of options outstanding	8 years 6 months
Weighted average exercise price of options outstanding	CAD 83.82
Aggregate intrinsic value of options outstanding | CAD	CAD 9
Options Exercisable [Abstract]
Number of exercisable options | shares	0.2
Weighted average exercise price of exercisable options	CAD 87.8
Aggregate intrinsic value of exercisable options | CAD	CAD 1